STATUTORY RESERVES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance [Abstract]
Statutory reserves description	Such appropriations are required until the statutory reserve reaches 50% of the company’s registered capital.
Statutory reserves	$ 0	$ 0